Document and Entity Information	Sep. 18, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 18, 2025
Entity Registrant Name	UNITY BIOTECHNOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38470
Entity Tax Identification Number	26-4726035
Entity Address Address Line 1	124 Washington Street
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Foxborough
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02035
City Area Code	508
Local Phone Number	543-1720
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	UNBX
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001463361
Amendment Flag	false